Offerings - Offering: 1	Sep. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	22,667,672
Proposed Maximum Offering Price per Unit	0.25
Maximum Aggregate Offering Price	$ 5,666,918.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 782.60
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the offering price of $0.25 per share.

Calculated by multiplying the number of shares being registered (22,667,672) by the offering price per share ($0.25).

The registration fee is calculated at the rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price, which is the fee rate for fiscal year 2026 as announced by the SEC, effective October 1, 2025.

Calculated by multiplying the maximum aggregate offering price ($5,666,918.00) by the fee rate (0.00013810).

Pursuant to Rule 416 under the Securities Act, this registration statement also covers any additional number of shares of common stock that may become issuable as a result of stock splits, stock dividends, or similar transactions.